Cost of Sales and Services, Selling Expenses and Administrative Expenses	12 Months Ended
Dec. 31, 2024
Disclosure Of Expenses By Nature [Abstract]
Cost of Sales and Services, Selling Expenses and Administrative Expenses
21.	Cost of Sales and Services, Selling Expenses and Administrative Expenses
This caption includes the following:

In thousands of soles	Note	Cost of sales and services			Selling expenses			Administrative expenses			Total
		2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022
Medicines		1,143,359	1,022,220	622,923	—	—	—	—	—	—	1,143,359	1,022,220	622,923
Auxiliary services and clinical laboratory		88,989	70,904	37,346	—	—	—	—	—	—	88,989	70,904	37,346
Room service for inpatients		85,490	48,498	25,395	—	—	—	—	—	—	85,490	48,498	25,395
Surgery fees		205,414	188,816	142,065	—	—	—	—	—	—	205,414	188,816	142,065
Medical consultation fees		89,373	97,796	71,675	—	—	—	—	—	—	89,373	97,796	71,675
Insurance contracts		47,624	41,433	1,929	—	—	—	—	—	—	47,624	41,433	1,929
Personnel expenses (a) (c)		722,950	668,637	482,845	68,332	70,181	60,166	364,298	334,578	188,029	1,155,580	1,073,396	731,040
Services provided by third parties (b) (c)		141,723	147,185	79,189	120,469	118,076	103,656	244,166	206,476	192,598	506,358	471,737	375,443
Depreciation	11, 13	116,907	134,879	92,538	22	13	12	25,944	24,127	14,486	142,873	159,019	107,036
Amortization	12	2,047	2,005	2,329	—	—	—	74,226	74,726	28,726	76,273	76,731	31,055
Other management charges (c)		16,917	18,183	13,643	8,566	5,622	5,924	54,758	42,439	36,290	80,241	66,244	55,857
Tax expenses		26	5	27	86	51	45	25,285	22,219	17,395	25,397	22,275	17,467

		2,660,819	2,440,561	1,571,904	197,475	193,943	169,803	788,677	704,565	477,524	3,646,971	3,339,069	2,219,231

(a)	Personnel expenses include the following:

In thousands of soles	2024	2023	2022
Remunerations	733,614	680,560	492,354
Legal bonuses	72,769	71,372	57,491
Health insurance for employees	117,947	104,444	75,419
Bonuses	33,808	42,834	6,916
Severance payments	53,281	49,061	39,316
Vacations	45,703	42,841	36,029
Employees’ profit sharing	36,188	32,817	4,375
Board of Directors’ remuneration	5,781	5,027	4,006
Equity-settled share-based payment expenses	9,145	3,675	—
Compensation to personnel	13,647	9,211	7,004
Training	1,647	1,995	1,290
Other benefits	32,050	29,559	6,840

	1,155,580	1,073,396	731,040

The average worldwide full-time equivalent headcount was 14,804, 14,958 and 9,485, respectively, for the years ended December 31, 2024, 2023 and 2022, respectively.

(b)	Services provided by third parties include the following:

In thousands of soles	2024	2023	2022
Sales commissions	62,268	66,303	56,837
Advisory and consulting fees	74,711	61,647	79,639
Leases	63,741	58,927	30,173
Credit card commissions	31,425	27,569	22,386
Service and repair	73,353	74,805	51,866
Custodial and cleaning services	50,897	38,121	26,141
Advertisement	27,199	24,019	22,344
Utilities	55,571	60,937	34,004
Hosting	18,107	14,925	11,887
Collection expenses	1,697	889	1,516
Travel and entertainment expenses	3,163	3,399	2,373
Others	44,226	40,196	36,277

	506,358	471,737	375,443

(c)
For the years ended December 31, 2024 and 2023, personnel expenses, services provided by third parties and other management charges include the amortization of the account “insurance acquisition cash flows” of S/ 129,973 thousand and S/ 140,438 thousand, respectively (note 32).